Loans And Debentures - Schedule of Capitalized Borrowing Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Loans And Debentures
Costs of loans and debentures	R$ 1,618		R$ 1,066		R$ 1,083
Financing costs on intangible assets and contract assets	(115)	[1]	(77)	[1]	(70)
Net effect in income or loss	R$ 1,503		R$ 989		R$ 1,013

[1]	The average capitalization rate in 2025 was 12.26% (11.13% in 2024).